Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Accrued Liabilities
Accrued payroll	$ 1,643	$ 1,175
Accrued interest	9,073	9,457
Accrued expenses	8,565	14,073
Total	$ 19,281	$ 24,705